Intangibles And Goodwill (Tables)	6 Months Ended
Feb. 28, 2021
Intangibles And Goodwill [Abstract]
Schedule of discount rates and terminal value estimates utilized in impairment test
		Terminal value
	Post-taxdiscount rate	Terminalgrowth rate	Terminal adjusted EBITDA multiple
Cable	5.0%	0.0%	9.7x
Satellite	6.0%	-8.0%	6.5x
Wireless	6.0%	1.0%	6.1x

Schedule Of Sensitivity Analysis Of Significant Estimates
	Estimated decline in recoverable amount
		Terminal value
	1% increase indiscount rate	1% decrease interminal growth rate	0.5 times decrease interminal adjusted EBITDA multiple
Cable	16.4%	13.8%	1.9%
Satellite	6.5%	4.2%	3.6%
Wireless	21.9%	13.5%	2.1%